Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Abstract]
Schedule of assets that are measured at fair value on a recurring basis
Description	Amount at Fair Value	Level 1	Level 2	Level 3
March 31, 2023
Assets
Funds that invest in U.S. Treasury Securities	$47,766,049	$47,766,049	$—	$—
Liabilities
Derivative liabilities – Forward Purchase Agreement	$521,886	$—	$—	$521,886

December 31, 2022
Assets
Funds that invest in U.S. Treasury Securities	$47,264,548	$47,264,548	$—	$—
Liabilities
Derivative liabilities – Forward Purchase Agreement	$331,777	$—	$—	$331,777

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Funds that invest in U.S. Treasury Securities	$47,264,548	$—	$—
Liabilities:
Derivative liabilities – Forward Purchase Agreement	$—	$—	$331,777
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Funds that invest in U.S. Treasury Securities	$200,005,484	$—	$—
Liabilities:
Derivative liabilities – Forward Purchase Agreement	$—	$—	$—

Schedule of quantitative information regarding Level 3 fair value measurements
	As of March 31, 2023	As of December 31, 2022
Expected redemption price	$10.36	$10.48
Stock price	$10.18	$9.89
Volatility	55.0%	65.0%
Term (years)	3.40	3.50
Risk-free rate	3.77%	4.49%
Cost of debt	16.30%	14.80%

	At initial issuance date	As of December 31, 2022
Expected redemption price	$10.33	$10.48
Stock price	$10.04	$9.89
Volatility	65.0%	65.0%
Term (years)	3.50	5.67
Risk-free rate	4.49%	4.18%
Cost of debt	14.8%	12.4%

Schedule of change in the fair value of the forward purchase agreement assets and liabilities
Derivative liabilities at January 1, 2022	$—
Loss on entry into Forward Purchase Agreement	295,330
Change in fair value of derivative liabilities	36,447
Derivative liabilities at December 31, 2022	331,777
Change in fair value of derivative liabilities	190,109
Derivative liabilities at March 31, 2023	$521,886

Derivative liabilities at January 1, 2022	$—
Loss on entry into Forward Purchase Agreement	295,330
Change in fair value of derivative liabilities	36,447
Derivative liabilities at December 31, 2022	$331,777